Commitments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Commitments [Line Items]
Research and development expenses	$ 187,898	$ 158,002	$ 142,032
Phase II
Disclosure Of Detailed Information About Commitments [Line Items]
Research and development expenses	5,000
Accrued expenses	$ 5,000